Accounts receivable, net (Tables)	6 Months Ended
Jun. 30, 2023
Credit Loss [Abstract]
Schedule of Accounts receivable, net

	December 31, 2022	June 30, 2023	June 30, 2023
	RMB	RMB	USD
	(Audited)
Accounts receivable	85,215,404	85,947,341	11,894,509
Less: allowance for doubtful accounts	(4,862,941)	(20,534,926)	(2,841,890)
Accounts receivable, net	80,352,463	65,412,415	9,052,619

Schedule of allowance for doubtful accounts

	December 31, 2022	June 30, 2023	June 30, 2023
	RMB	RMB	USD
	(Audited)
Beginning balance	1,886,467	4,862,941	705,060
Provision for doubtful accounts	2,976,474	15,671,985	2,263,037
Exchange rate difference	-	-	(126,207)
Ending balance	4,862,941	20,534,926	2,841,890